Share-Based Compensation - Share-based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total share-based compensation	$ 3,821	$ 1,104
Research and Development
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total share-based compensation	1,317	501
General and Administrative
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total share-based compensation	$ 2,504	$ 603